Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares				9 Months Ended
	Sep. 30, 2021	Jul. 01, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value		$ 107.21		$ 49.15	$ 42.43
Assumptions:
Expected volatility		30.00%		30.00%	30.00%
Dividend yield		0.00%		0.00%	0.00%
Risk-free interest rate		0.56%		0.78%	0.57%
Expected life	5 years	3 years 6 months	5 years